Condensed Financial Information (Parent Company Only) (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net income	$ 16,967,981	$ 12,764,450
Net cash provided by operating activities	16,049,032	15,769,153
Dividends paid on preferred stock	(96,591)	(125,625)
Dividends paid on common stock	(3,966,167)	(3,711,224)
Net cash provided by financing activities	17,272,359	131,301,340
Net increase (decrease) in cash	17,121,559	90,505,689
Cash Paid for Interest	21,929,583	19,043,100
Dividends declared	5,472,942	5,213,595
Dividends reinvested	(1,457,883)	(1,439,387)
Parent Company [Member]
Net income	16,967,981	12,764,450
Equity in undistributed net income of subsidiary	(9,236,436)	(8,933,038)
Increase in income taxes receivable	7,745	(6,749)
Net cash provided by operating activities	7,739,290	3,824,663
Redemption of preferred stock	(1,500,000)	0
Shares purchased through stock buyback program	(1,883,242)	0
Dividends paid on preferred stock	(96,591)	(125,625)
Dividends paid on common stock	(3,966,167)	(3,711,224)
Net cash provided by financing activities	(7,446,000)	(3,836,849)
Net increase (decrease) in cash	293,290	(12,186)
Cash Beginning	1,068,972	1,081,158
Cash Ending	1,362,262	1,068,972
Cash Received for Income Taxes	330,575	323,825
Cash Paid for Interest	959,692	1,098,590
Dividends declared	5,472,942	5,213,595
Increase in dividends payable attributable to dividends declared	(48,492)	(62,984)
Dividends reinvested	(1,457,883)	(1,439,387)
Total common shares dividends paid	$ 3,966,167	$ 3,711,224